Investment Properties	12 Months Ended
Jun. 30, 2021
Investment Properties
9. Investment properties

9. Investment properties

The Group’s investment properties are measured at fair value. The following table shows the Group’s hierarchy of fair values per investment property category and the changes in the investment property’s balances for the fiscal years ended June 30, 2021 and 2020:

	Shopping Malls	Office and Other rental properties	Undeveloped parcels of land	Properties under development	Others (*)	Total

Fair value hierarchy	3	2	2	2	3
Fair value as of 06.30.19	73,259	41,849	12,262	1,815	317	129,502
Additions (iii)	748	11,656	3	1,100	2	13,509
Disposals (ii)	-	(1,750)	(584)	(274)	-	(2,608)
Transfers (iv)	65	992	-	(192)	-	865
Capitalization of financial costs (Note 28)	-	-	-	1	-	1
Capitalized lease costs	24	6	-	-	-	30
Amortization of capitalized lease costs (i)	(13)	(9)	-	-	-	(22)
Decrease due to loss of control	-	-	(2,544)	-	-	(2,544)
Net gain from fair value adjustment on investment properties	(3,534)	34,766	6,287	427	(206)	37,740
Fair value as of 06.30.20	70,549	87,510	15,424	2,877	113	176,473
Additions (iii)	500	17	69	395	-	981
Disposals (ii)	-	(18,072)	-	-	-	(18,072)
Transfers (iv)	-	(580)	-	-	-	(580)
Capitalized lease costs	8	13	-	-	-	21
Amortization of capitalized lease costs (i)	(6)	(7)	-	-	-	(13)
Net gain from fair value adjustment on investment properties	(20,236)	538	5,672	49	31	(13,946)
Fair value as of 06.30.21	50,815	69,419	21,165	3,321	144	144,864

(i)

As of June 30, 2021, and 2020 depreciation charges were included in “Costs” in the amount of ARS 13 and ARS 22, respectively, in the Consolidated Statements of Income and Other Comprehensive Income (Note 26).

(ii)	Cancellation due to the sale of the Torre Boston and Bouchard buildings (See Note 4).
(iii)	Includes addition for the acquisition of the “200 Della Paolera” building according to the degree of progress of the work. See Note 4 to the Consolidated Financial Statements as of June 30, 2020.
(iv)

As of June 30, 2021, it includes the registration by transfer of the 24th floor of the Intercontinental Building from Property, plant and equipment and the cancellation by transfer of 77% of the area of the 8th floor of “200 Della Paolera” to Property, plant and equipment. As of June 30, 2020, it includes the discharge by transfer of floors 22 and 23 of the Intercontinental Building from Property, plant and equipment.

Valuation processes

The Group’s investment properties were valued at each reporting date by independent professionally qualified appraisers with recognized professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

The Group’s finance department includes a team that reviews the appraisals performed by the independent appraisers for financial reporting purposes (the “review team”). At each financial year end, the review team: (i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraiser; (ii) assesses property valuation movements compared to the valuation report; and (iii) holds discussions with the independent appraiser.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the appraisal discussions between the review team and the independent appraiser. The Board of Directors ultimately approves the fair value calculations for recording into the Financial Statements.

During the annual investment property valuation process, the following circumstances were identified, among other aspects: i) entry into force of the modifications in the urban planning code of the Autonomous City of Buenos Aires (CABA) with the new urban code law sanctioned in November 2020 and which entered into force in February 2021 modifying approximately one third of the current code, ii) new construction potential, iii) consolidation of new paradigms of the sector imposed by the pandemic, the general economic situation and the situation of the real estate sector that make technical, legal or economically viable buildable potentials or surpluses for alternative uses of the entire portfolio of properties.

In this sense, the shopping malls were the most affected by the aforementioned circumstances, taking into account the size of their plots and their unique and strategic locations, considering an alternative potential realization market.

The impact of the pandemic and the long-term closure of shopping malls led to a reconsideration of the possibility of mixed uses in the buildable potentials of such shopping malls, seeking a new centrality and enhancing the attractiveness in replacement of anchor stores.

On the other hand, the analysis of opening towards its surroundings and the generation of open spaces produced a new distribution of the value of the existing square meters, producing a change of focus on how to maximize said surplus square meters.

This led to reevaluate the analysis of the value of surplus square meters that were potentially marketable, (being that historically they were the most profitable), to reconvert them to other complementary uses. The buildable potentials analyzed have unique, irreplaceable locations, with high potentials, feasible realization and very attractive from an economic point of view. As a data, the value of construction during 2020 improved the relationship of the construction cost and its future sale speculation of square meters.

The buildable potentials identified in this fiscal year are related to the following shopping malls and are valued in accordance with the methodology established for the rest of the Level 2 properties:

1.	Patio Bullrich, CABA
2.	Alto Palermo, CABA
3.	Córdoba Shopping, Córdoba
4.	Alto Rosario, Rosario, Santa Fe.

Valuation techniques used for the estimation of fair value of the investment property:

The Group has defined valuation techniques according to the characteristics of each property and the type of market in which these assets are located, to maximize the use of observable information available for the determination of fair value.

For the Shopping Malls there is no liquid market for the sale of properties with these characteristics that can be taken as a reference of value. Likewise, the Shopping Malls, a business whose revenue is denominated in Argentine Pesos, are highly related to the evolution of macroeconomic variables in Argentina, the purchasing power of individuals, the economic cycle of GDP growth, the fluctuations of inflation, among others. Consequently, the methodology adopted by the Group for the valuation of Shopping Malls is the discounted cash flow model (“DCF”), which allows the volatility of the Argentine economy to be taken into account and its correlation with the revenue streams of the Malls and the inherent risk of the Argentine macroeconomy. The DCF methodology contemplates the use of certain unobservable valuation assumptions, which are determined reliably based on the information and internal sources available at the date of each measurement. These assumptions mainly include the following:

•	Future projected income flow based on the current locations, type and quality of the properties, supported by the rental contracts that the Company has signed with its tenants. Because the Company’s income arises from the higher value between a Base Rent (“VMA”) and a percentage of the sales of the tenants in each Shopping Mall, estimates of the evolution of GDP and Inflation of the Argentine economy provided by external consultants to estimate the evolution of tenant sales, which present a high correlation with these macroeconomic variables. Said macroeconomic projections were contrasted with the projections prepared by the International Monetary Fund (“IMF”), the Organization for Economic Cooperation and Development (“OECD”) and with the Market Expectations Survey (“REM”), which consists of a survey prepared by the Central Bank of the Argentine Republic (“BCRA”) aimed at local and foreign specialized analysts in order to allow a systematic monitoring of the main macroeconomic forecasts in the short and medium term on the evolution of the Argentine economy.
•	The income from all Shopping Malls was considered to grow with the same elasticity in relation to the evolution of the GDP and the projected Inflation. The specific characteristics and risks of each Shopping Mall are collected through the use of the historical average Ebitda Margin of each of them.
•	Cash flows from future investments, expansions, expansions or improvements in Shopping Mall were not contemplated.
•	Terminal value: a perpetuity calculated from the cash flow of the last year of useful life was considered.
•	The cash flow for concessions was projected until the termination date of the concession stipulated in the current contract.
•	Given the prevailing inflationary context and the volatility of certain macroeconomic variables, a reference long term interest rate in Argentine Pesos is not available to discount the projected cash flows from shopping malls. Consequently, the projected cash flows were dollarized through the future ARS / USD exchange rate curve provided by an external consultant, which are contrasted to assess their reasonableness with those of the IMF, OECD, REM and the On-shore Exchange Rate Futures Market (“ROFEX”). Finally, dollarized cash flows were discounted with a long-term dollar rate, the weighted average capital cost rate (“WACC”) for each valuation date.
•	The estimation of the WACC discount rate was determined according to the following components:

a)	United States Treasury risk-free rate;
b)	Industry beta, considering comparable companies from the US, Brazil, Chile and Mexico, in order to contemplate the Market Risk on the risk-free rate;
c)	Argentine country risk considering the EMBI + Index; and
d)

Cost of debt and capital structure, considering that information available from the Argentine corporate market (“blue chips”) was determined as a reference, since sovereign bonds have a history of defaults. Consequently, and because IRSA Propiedades Comerciales, based on its representativeness and market share represents the most important entity in the sector, we have taken its indicators to determine the discount rate.

For offices and other rental properties, land reserves, and buildable potentials the valuation was determined using transactions of comparable market, since the market for offices and land reserves in Argentina is liquid and has market transactions that can be taken as a reference. These fair values are adjusted to the differences in key attributes such as location, property size and quality of interior. The most significant input to this comparable market approach is the price per square meter that derives from the supply and demand in force in the market at each valuation date.

As of September 2019, the real estate market began to experience certain changes in its operation as a result of the implementation of regulations on the exchange market. In general terms, the measure implemented on September 1, 2019 by the Argentine Central Bank, establishes that exporters of goods and services must liquidate their foreign exchange earnings in the local market no later than 5 days after collection. Likewise, it is established that resident legal entities may buy foreign currency for the importation or payment of debts at maturity, but they will need the approval of the Argentine Central Bank for buying foreign currency for the formation of foreign assets, pre-cancellation of debts, turn abroad profits and dividends and make transfers abroad. Additionally, the regulations mentioned above restrict the access to purchase dollars for human persons. Subsequently, the Argentine Central Bank established stricter control, further limiting access to the foreign exchange market (see Note 35 to these Financial Statements).

From the previous year, it is observed that the sale and purchase transactions of office buildings can be settled in Argentine Pesos (using an implicit exchange rate higher than the official one) or in dollars. Consequently, the most likely scenario is that any sale of office buildings / undeveloped parcels of land will be settled in Argentine Pesos at an implicit exchange rate higher than the official one, which is reflected in the operations carried out by the Group before and after the closing of these Financial Statements. (See Note 4 and Note 36 to these Financial Statements). Therefore, the Group has valued its office buildings and undeveloped parcels and buildable potentials in Argentine Pesos at the end of the year considering the situation described above, considering an implicit exchange rate higher than the official one. It can sometimes be difficult to reliably determine the fair value of the property under development. In order to assess whether the fair value of the property under development can be determined reliably, management considers the following factors, among others:

•	The provisions of the construction contract.
•	The stage of completion.
•	Whether the project/property is standard (typical for the market) or non-standard.
•	The level of reliability of cash inflows after completion.
•	The development risk specific to the property.
•	Past experience with similar constructions.
•	Status of construction permits.

There were no changes to the valuation techniques during the year.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

June 30, 2021

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	13.53%	2.4%

For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 116.94 for to the year ended June 30, 2022, arriving at ARS 376.56 in 2027. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 27.5%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.1% and leveling off at around 30.0% in 5 years.

June 30, 2020

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.18%	2.3%

For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 86.21 for to the year ended June 30, 2021, arriving at ARS 243.89 in 2026. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 21.1%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 47.9% and leveling off at around 23,2% in 5 years.

June 30, 2019

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.10%	3.0%

For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 48.47 for to the year ended June 30, 2020, arriving at ARS 72.16 in 2025. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 5.7%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.5% and leveling off at around 8% in 5 years.

Sensitivity of unobservable assumptions - Shopping malls (in millions of Argentine peso):

	Discount rate + 1%	Discount rate -1%	Growth rate + 1%	Growth rate - 1%	Inflation + 10% (1)	Inflation - 10% (2)	Devaluation rate + 10% (3)	Devaluation rate - 10% (4)
2021	(3,840)	4,589	1,759	(1,472)	8,171	(6,740)	(4,357)	5,325
2020	(6,387)	7,821	3,045	(2,486)	13,296	(10,938)	(6,181)	7,555
2019	(4,906)	6,118	2,307	(1,850)	4,296	(3,932)	(4,559)	5,571

(1)	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
(2)	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
(3)	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
(4)	assume a 10% lower exchange rate for each period vis-a-vis projected rates.

The following amounts have been recognized in the Consolidated Statements of  Income and Other Comprehensive Income:

	06.30.21	06.30.20	06.30.19
Revenues from rental and services (Note 25)	8,014	12,398	16,225
Expenses and collective promotion fund (Note 25)	2,911	4,672	5,572
Rental and services costs (Note 26)	4,349	5,971	7,249
Net unrealized (loss)/ gain from fair value adjustment on investment properties	(12,405)	36,740	(55,520)
Net realized gain from fair value adjustment on investment properties (i)(ii)	10,802	1,703	-

(i)

As of June 30, 2021, includes ARS 5,434 for the sale the Torre Boston and ARS 5,368 for the sale of Bouchard 710. As of June 30 ,2020 includes ARS 5 and ARS 541 for the monetary and non-monetary benefit, respectively, corresponding to the barter transaction related to Caballito Ferro land, ARS 861 for the sale of floors 10th and 11th of the office building “200 Della Paolera”, and ARS 296 for the deconsolidation of La Maltería S.A..

(ii)

As of June 30, 2021, ARS (1,541) corresponds to the result for changes in the fair value realized for the year ((ARS 1,071) from the sale of Torre Boston and (ARS 470) from the sale of Bouchard 710) and ARS 12,343 from the result of changes in the fair value made in previous years (ARS 6,506 from the Boston Tower sale and ARS 5,837 from the Bouchard 710). As of June 30, 2020, ARS 1,000 corresponds to net realized gain from fair value on investment properties for the year (ARS 139 from the sale of the Caballito Ferro land and ARS 861 from the sale of the “200 Della Paolera” building) and ARS 703 net realized gain from fair value on investment properties in previous years (ARS 407 attributable to the Caballito Ferro land and ARS 296 to the deconsolidation of La Maltería S.A.).

Certain of the Group’s investment properties have been mortgaged or otherwise restricted to secure some of the Group’s borrowings and other liabilities. The net book value of those properties as of June 30, 2021 and 2020 is as follows:

	06.30.21	06.30.20
Córdoba Shopping (i)	1,727	1,902
Total	1,727	1,902

(i)

A portion of the Córdoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to ARS 171 million and ARS 170 million, as of June 30, 2021 and 2020, respectively, (included in “Trade and other payables” in the statements of financial position).